Income tax - Tax losses available for offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Tax Rate	24.02%	27.85%	27.39%
Accumulated tax loss (gross)	$ (738,881)	$ (674,354)	$ (591,877)
Germany.
Disclosure of geographical areas [line items]
Tax Rate	30.20%
Accumulated tax loss (gross)	$ (37,933)	(32,175)	(10,050)
Corporate Income Tax Rate	15.80%
Trade Tax Rate	14.40%
Accumulated tax losses related to trade tax	$ 64,276
Morocco
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	4 years
Tax Rate	31.00%
Accumulated tax loss (gross)	$ (29,580)	(34,512)	(28,421)
Egypt
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax Rate	22.50%
Accumulated tax loss (gross)	$ (151,823)	(132,244)	(101,101)
Nigeria
Disclosure of geographical areas [line items]
Tax Rate	30.00%
Accumulated tax loss (gross)	$ (269,961)	(248,166)	(228,205)
South Africa
Disclosure of geographical areas [line items]
Tax Rate	28.00%
Accumulated tax loss (gross)	$ (49,591)	(46,853)	(38,498)
Kenya
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	10 years
Tax Rate	30.00%
Accumulated tax loss (gross)	$ (87,785)	(78,780)	(72,687)
Ivory Coast
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	5 years
Tax Rate	25.00%
Accumulated tax loss (gross)	$ (34,784)	(34,309)	(30,286)
Ghana
Disclosure of geographical areas [line items]
Number of years for carryforward of tax losses	3 years
Tax Rate	25.00%
Accumulated tax loss (gross)	$ (9,560)	(10,124)	(11,045)
Other
Disclosure of geographical areas [line items]
Accumulated tax loss (gross)	$ (67,864)	$ (57,191)	$ (71,584)